ACCUMULATED OTHER COMPREHENSIVE INCOME	6 Months Ended
Jun. 30, 2018
Disclosure of analysis of other comprehensive income by item [abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME
a) Attributable to Limited Partners

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2018	$976	$(835)	$28	$(26)	$—	$(27)	$748	$864
Other comprehensive (loss) income(1)	—	(380)	34	(37)	(8)	—	44	(347)
Other items	(450)	—	—	—	—	—	—	(450)
Balance at June 30, 2018	$526	$(1,215)	$62	$(63)	$(8)	$(27)	$792	$67

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2017	$957	$(891)	$215	$(130)	$(4)	$(30)	$619	$736
Other comprehensive income (loss)	—	30	(138)	24	2	—	(37)	(119)
Balance at June 30, 2017	$957	$(861)	$77	$(106)	$(2)	$(30)	$582	$617
b) Attributable to General Partner

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2018	$7	$(6)	$1	$—	$—	$—	$4	$6
Other comprehensive loss(1)	—	(2)	—	—	—	—	—	(2)
Other items	(3)	—	—	—	—	—	—	(3)
Balance at June 30, 2018	$4	$(8)	$1	$—	$—	$—	$4	$1

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2017	$7	$(5)	$3	$(1)	$—	$—	$3	$7
Other comprehensive loss	—	—	(1)	—	—	—	—	(1)
Balance at June 30, 2017	$7	$(5)	$2	$(1)	$—	$—	$3	$6
c) Attributable to Non-controlling interest – Redeemable Partnership Units held by Brookfield

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2018	$425	$(339)	$11	$(14)	$(2)	$(8)	$314	$387
Other comprehensive (loss) income(1)	—	(159)	13	(16)	(4)	—	19	(147)
Other items	(188)	—	—	—	—	—	—	(188)
Balance at June 30, 2018	$237	$(498)	$24	$(30)	$(6)	$(8)	$333	$52

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2017	$417	$(365)	$88	$(58)	$(3)	$(9)	$261	$331
Other comprehensive income (loss)	—	13	(58)	10	—	—	(15)	(50)
Balance at June 30, 2017	$417	$(352)	$30	$(48)	$(3)	$(9)	$246	$281

1.
In relation to the sale of our Chilean electricity transmission business, $127 million of deferred tax expense previously recognized within accumulated other comprehensive income was reclassified as current income tax expense within accumulated other comprehensive income.